Parent only financial information - Condensed statements of comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Condensed statements of comprehensive loss
Interest income	$ 3,710	$ 3,078	[1]	$ 4,313	[1]
Interest expense	23,772	18,568	[1]	11,239	[1]
Foreign currency exchange gains (losses)	(1,223)	(973)		(1,479)
Changes in fair value of financial instruments	(221)	(6,114)	[2]	(3,208)	[2]
Loss before income taxes	(67,695)	(137,541)	[1]	(144,424)	[1]
Income tax expenses	1,244	210	[1]	(525)	[1]
Net loss available to ECARX Holdings Inc. ordinary shareholders	(66,043)	(129,765)	[1]	(133,315)	[1]
Parent company
Condensed statements of comprehensive loss
General and administrative expenses	(3,874)	(3,629)		(3,442)
Interest income	1,639	1,617		773
Interest expense	(11,286)	(8,312)		(3,659)
Foreign currency exchange gains (losses)	(425)	(4)		178
Share of losses from subsidiaries	(52,341)	(112,846)		(125,632)
Changes in fair value of financial instruments	244	(6,591)		(1,533)
Loss before income taxes	(66,043)	(129,765)		(133,315)
Income tax expenses	0	0		0
Net loss available to ECARX Holdings Inc. ordinary shareholders	$ (66,043)	$ (129,765)		$ (133,315)

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))